                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

              Investment Company Act file number    811-10075
                                                -----------------------

                             UBS Sequoia Fund L.L.C.
    ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
            --------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-2217
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------
             Date of reporting period: July 1, 2003 - June 30, 2004
                                      -----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2003 TO JUNE 30, 2004

ProxyEdge -  Vote Summary by Account
Meeting Date Range: 07/01/2003 to 06/30/2004             Report Date: 07/27/2004
Selected Accounts: sequoia                                          Page 1 of 12

ACCOUNT -  PW SEQUOIA FUND

-----------------------------------------------------------------------------------------------
LEGG MASON, INC.                           LM                   ANNUAL MEETING DATE: 07/22/2003

ISSUER: 524901    CITY:                                HOLDINGS RECONCILIATION DATE: 05/23/2003

ISIN:             COUNTRY: UNITED STATES                         VOTE DEADLINE DATE: 07/22/2003

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932013105 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01                       For     DIRECTOR

                         For                CARL BILDT*
                      Withheld              HARRY M. FORD, JR.*
                         For                JOHN E. KOERNER, III*
                         For                PETER F. O'MALLEY*
                         For                JAMES E. UKROP*
                         For                DENNIS R. BERESFORD**

ZORAN CORPORATION                         ZRAN                  ANNUAL MEETING DATE: 08/08/2003

ISSUER: 98975F          CITY:                          HOLDINGS RECONCILIATION DATE: 06/30/2003

ISIN:                   COUNTRY: UNITED STATES                   VOTE DEADLINE DATE: 08/08/2003

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932026443 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     TO APPROVE THE ISSUANCE OF SHARES OF ZORAN COMMON
                                            STOCK IN CONNECTION WITH THE MERGER OF OAK TECHNOLOGY,
                                            INC. WITH AND INTO A WHOLLY-OWNED SUBSIDIARY OF ZORAN.

           02            For        For     DIRECTOR

           03            For        For     TO APPROVE AN AMENDMENT TO ZORAN S CERTIFICATE OF
                                            INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED
                                            SHARES OF ZORAN COMMON STOCK FROM 55,000,000 TO 105,000,000.

           04            For        For     TO APPROVE AN AMENDMENT TO THE ZORAN 1995 EMPLOYEE
                                            STOCK PURCHASE PLAN TO INCREASE THE NUMBER OF SHARES
                                            OF ZORAN COMMON STOCK AUTHORIZED FOR ISSUANCE THEREUNDER
                                            FROM 900,000 SHARES TO 1,475,000 SHARES.

           05            For        For     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS
                                            LLP AS INDEPENDENT ACCOUNTANTS OF THE COMPANY FOR
                                            THE FISCAL YEAR ENDING DECEMBER 31, 2003.

WEBMD CORPORATION                         HLTH                  ANNUAL MEETING DATE: 09/12/2003

ISSUER: 94769M        CITY:                            HOLDINGS RECONCILIATION DATE: 07/21/2003

ISIN:                 COUNTRY: UNITED STATES                     VOTE DEADLINE DATE: 09/12/2003

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932036139 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     DIRECTOR


ProxyEdge -  Vote Summary by Account
Meeting Date Range: 07/01/2003 to 06/30/2004             Report Date: 07/27/2004
Selected Accounts: sequoia                                          Page 2 of 12

           02          Against      For     TO RATIFY AND APPROVE AN AMENDMENT TO WEBMD S 2000
                                            LONG-TERM INCENTIVE PLAN TO INCREASE THE NUMBER OF
                                            SHARES THAT MAY BE ISSUED UNDER THE PLAN BY 9.5 MILLION
                                            SHARES TO A TOTAL OF 29.5 MILLION SHARES.

           03            For        For     TO APPROVE AN AMENDMENT TO WEBMD S CERTIFICATE OF
                                            INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED
                                            SHARES OF COMMON STOCK BY 300 MILLION SHARES TO 900
                                            MILLION SHARES.

NATIONAL SEMICONDUCTOR CORPORATION         NSM                  ANNUAL MEETING DATE: 09/26/2003

ISSUER: 637640                     CITY:               HOLDINGS RECONCILIATION DATE: 08/14/2003

ISIN:                              COUNTRY: UNITED STATES        VOTE DEADLINE DATE: 09/26/2003

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932038258 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01                       For     DIRECTOR

                         For                BRIAN L. HALLA
                         For                STEVEN R. APPLETON
                      Withheld              GARY P. ARNOLD
                         For                RICHARD J. DANZIG
                         For                ROBERT J. FRANKENBERG
                         For                E. FLOYD KVAMME
                         For                MODESTO A. MAIDIQUE
                         For                EDWARD R. MCCRACKEN

           02            For        For     TO APPROVE KPMG LLP AS AUDITORS OF THE COMPANY.

           03            For        For     TO APPROVE THE ADOPTION OF THE 2003 EMPLOYEES STOCK
                                            PURCHASE PLAN.

BOSTON SCIENTIFIC CORPORATION             BSX                  SPECIAL MEETING DATE: 10/06/2003

ISSUER: 101137           CITY:                         HOLDINGS RECONCILIATION DATE: 08/27/2003

ISIN:                    COUNTRY: UNITED STATES                  VOTE DEADLINE DATE: 10/06/2003

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932043754 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     TO APPROVE AN AMENDMENT TO THE COMPANY S SECOND RESTATED
                                            CERTIFICATE OF INCORPORATION.

PARKER-HANNIFIN CORPORATION                PH                   ANNUAL MEETING DATE: 10/22/2003

ISSUER: 701094           CITY:                         HOLDINGS RECONCILIATION DATE: 08/29/2003

ISIN:                    COUNTRY: UNITED STATES                  VOTE DEADLINE DATE: 10/22/2003

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932045734 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     DIRECTOR


ProxyEdge -  Vote Summary by Account
Meeting Date Range: 07/01/2003 to 06/30/2004             Report Date: 07/27/2004
Selected Accounts: sequoia                                          Page 3 of 12

           02            For        For     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS
                                            LLP AS INDEPENDENT PUBLIC ACCOUNTING FIRM FOR FY04.

           03            For        For     APPROVAL OF THE PARKER-HANNIFIN CORPORATION 2003 STOCK
                                            INCENTIVE PLAN.

UNIFI, INC.                                UFI                  ANNUAL MEETING DATE: 10/22/2003

ISSUER: 904677  CITY:                                  HOLDINGS RECONCILIATION DATE: 09/12/2003

ISIN:           COUNTRY: UNITED STATES                           VOTE DEADLINE DATE: 10/22/2003

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932050913 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     TO ADOPT AND APPROVE THE AMENDMENT TO THE COMPANY
                                            S RESTATED CERTIFICATE OF INCORPORATION TO DECREASE
                                            THE REQUIRED MINIMUM NUMBER OF DIRECTORS ON THE BOARD
                                            OF DIRECTORS FROM NINE (9) TO SEVEN (7) MEMBERS.

           02                       For     DIRECTOR

                         For                WILLIAM J ARMFIELD IV
                         For                R. WILEY BOURNE, JR.
                         For                CHARLES R. CARTER
                         For                SUE W. COLE
                         For                J.B. DAVIS
                      Withheld              KENNETH G. LANGONE
                         For                DONALD F. ORR
                         For                BRIAN R. PARKE
                         For                G. ALFRED WEBSTER

CORE LABORATORIES N.V.                    CLB                  SPECIAL MEETING DATE: 10/29/2003

ISSUER: N22717         CITY:                           HOLDINGS RECONCILIATION DATE: 10/01/2003

ISIN:                  COUNTRY: UNITED STATES                    VOTE DEADLINE DATE: 10/29/2003

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932053793 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     APPROVAL OF CANCELLATION OF 10% OF OUR OUTSTANDING
                                            SHARE CAPITAL.

           02            For        For     AUTHORIZATION OF MANAGEMENT BOARD TO REPURCHASE UP
                                            TO 10% OF OUR OUTSTANDING SHARE CAPITAL UNTIL APRIL
                                            28, 2005.

BEARINGPOINT, INC.                         BE                   ANNUAL MEETING DATE: 11/04/2003

ISSUER: 074002        CITY:                            HOLDINGS RECONCILIATION DATE: 09/12/2003

ISIN:                 COUNTRY: UNITED STATES                     VOTE DEADLINE DATE: 11/04/2003

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932052309 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------


ProxyEdge -  Vote Summary by Account
Meeting Date Range: 07/01/2003 to 06/30/2004             Report Date: 07/27/2004
Selected Accounts: sequoia                                          Page 4 of 12

           01                       For     DIRECTOR

                         For                RANDOLPH C. BLAZER
                      Withheld              RODERICK C. MCGEARY
                         For                ALICE M. RIVLIN

ANAREN, INC.                         ANEN                       ANNUAL MEETING DATE: 11/06/2003

ISSUER: 032744           CITY:                         HOLDINGS RECONCILIATION DATE: 09/08/2003

ISIN:                    COUNTRY: UNITED STATES                  VOTE DEADLINE DATE: 11/06/2003

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932047346 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     DIRECTOR

           02            For        For     RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT
                                            AUDITORS.

HARMAN INTERNATIONAL INDUSTRIES, INC       HAR                  ANNUAL MEETING DATE: 11/12/2003

ISSUER: 413086           CITY:                         HOLDINGS RECONCILIATION DATE: 09/15/2003

ISIN:                    COUNTRY: UNITED STATES                  VOTE DEADLINE DATE: 11/12/2003

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932056143 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     DIRECTOR

           02            For        For     APPROVAL OF THE TWO-FOR-ONE STOCK SPLIT AND RELATED
                                            CHARTER AMENDMENT.

MERCURY COMPUTER SYSTEMS, INC.             MRCY                SPECIAL MEETING DATE: 11/17/2003

ISSUER: 589378           CITY:                         HOLDINGS RECONCILIATION DATE: 10/03/2003

ISIN:                    COUNTRY: UNITED STATES                  VOTE DEADLINE DATE: 11/17/2003

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932057070 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     DIRECTOR

           02            For        For     TO APPROVE AN AMENDMENT TO THE MERCURY COMPUTER SYSTEMS,
                                            INC. 1997 STOCK OPTION PLAN TO INCREASE THE NUMBER
                                            OF SHARES OF COMMON STOCK AUTHORIZED FOR ISSUANCE
                                            THEREUNDER BY 1,000,000 SHARES, FROM 6,650,000 SHARES
                                            TO 7,650,000 SHARES.

           03            For        For     TO APPROVE AN AMENDMENT TO THE MERCURY COMPUTER SYSTEMS,
                                            INC. 1997 STOCK OPTION PLAN TO AUTHORIZE GRANTS OF
                                            RESTRICTED STOCK THEREUNDER UP TO 100,000 SHARES IN
                                            THE AGGREGATE AND TO MAKE CORRESPONDING CHANGES AS
                                            DISCUSSED IN THE PROXY STATEMENT.

ENCORE CAPITAL GROUP, INC.                ECPG                  ANNUAL MEETING DATE: 11/18/2003


ProxyEdge -  Vote Summary by Account
Meeting Date Range: 07/01/2003 to 06/30/2004             Report Date: 07/27/2004
Selected Accounts: sequoia                                          Page 5 of 12

ISSUER: 292554           CITY:                         HOLDINGS RECONCILIATION DATE: 10/17/2003

ISIN:                    COUNTRY: UNITED STATES                  VOTE DEADLINE DATE: 11/18/2003

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932061839 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     DIRECTOR

           02            For        For     RATIFICATION OF SELECTION OF INDEPENDENT AUDITORS.

PALL CORPORATION                          PLL                   ANNUAL MEETING DATE: 11/19/2003

ISSUER: 696429           CITY:                         HOLDINGS RECONCILIATION DATE: 10/01/2003

ISIN:                    COUNTRY: UNITED STATES                  VOTE DEADLINE DATE: 11/19/2003

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932057006 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     DIRECTOR

           02            For        For     APPROVAL OF THE 2004 EXECUTIVE INCENTIVE BONUS PLAN.

           03            For        For     APPROVAL OF THE PROPOSED AMENDMENT TO THE MANAGEMENT
                                            STOCK PURCHASE PLAN.

           04            For        For     APPROVAL OF THE PROPOSED AMENDMENT TO THE EMPLOYEE
                                            STOCK PURCHASE PLAN.

DELTA AND PINE LAND COMPANY                DLP                  ANNUAL MEETING DATE: 01/15/2004

ISSUER: 247357           CITY:                         HOLDINGS RECONCILIATION DATE: 11/21/2003

ISIN:                    COUNTRY: UNITED STATES                  VOTE DEADLINE DATE: 01/15/2004

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932074038 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     DIRECTOR

           02            For        For     APPROVAL OF THE AUDITING FIRM OF KPMG, LLP.

ASHLAND INC.                             ASH                    ANNUAL MEETING DATE: 01/29/2004

ISSUER: 044204        CITY:                            HOLDINGS RECONCILIATION DATE: 11/24/2003

ISIN:                 COUNTRY: UNITED STATES                     VOTE DEADLINE DATE: 01/29/2004

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932066889 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     DIRECTOR


ProxyEdge -  Vote Summary by Account
Meeting Date Range: 07/01/2003 to 06/30/2004             Report Date: 07/27/2004
Selected Accounts: sequoia                                          Page 6 of 12

           02            For        For     RATIFICATION OF ERNST & YOUNG AS INDEPENDENT AUDITORS
                                            FOR FISCAL 2004.

ARAMARK CORPORATION                       RMK                   ANNUAL MEETING DATE: 02/03/2004

ISSUER: 038521        CITY:                            HOLDINGS RECONCILIATION DATE: 12/10/2003

ISIN:                 COUNTRY: UNITED STATES                     VOTE DEADLINE DATE: 02/03/2004

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932082299 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     DIRECTOR

           02            For        For     PROPOSAL TO APPROVE THE SENIOR EXECUTIVE ANNUAL PERFORMANCE
                                            BONUS ARRANGEMENT.

           03            For        For     PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS
                                            INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL 2004.

ROCKWELL AUTOMATION, INC.                  ROK                  Annual Meeting Date: 02/04/2004

Issuer: 773903           City:                         Holdings Reconciliation Date: 12/08/2003

ISIN:                    Country: UNITED STATES                  Vote Deadline Date: 02/04/2004

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932076830 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           A                        For     DIRECTOR

                         For                D.H. DAVIS, JR.
                      Withheld              W.H. GRAY, III
                         For                W.T. MCCORMICK, JR.
                         For                K.D. NOSBUSCH

           B             For        For     APPROVE THE SELECTION OF AUDITORS.

           C             For        For     APPROVE THE 2000 LONG-TERM INCENTIVES PLAN, AS AMENDED.

ALCON, INC.                                ACL                  ANNUAL MEETING DATE: 04/27/2004

ISSUER: H01301         CITY:                           HOLDINGS RECONCILIATION DATE: 03/18/2004

ISIN:                  COUNTRY: UNITED STATES                    VOTE DEADLINE DATE: 04/21/2004

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932104160 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     APPROVAL OF THE 2003 ANNUAL REPORT AND ACCOUNTS OF
                                            ALCON, INC. AND THE 2003 CONSOLIDATED FINANCIAL STATEMENTS
                                            OF ALCON, INC. AND SUBSIDIARIES

           02            For        For     APPROPRIATION OF AVAILABLE EARNINGS AND PROPOSED DIVIDEND

ProxyEdge -  Vote Summary by Account
Meeting Date Range: 07/01/2003 to 06/30/2004             Report Date: 07/27/2004
Selected Accounts: sequoia                                          Page 7 of 12

                                            TO SHAREHOLDERS FOR THE FINANCIAL YEAR 2003

           03            For        For     DISCHARGE OF THE MEMBERS OF THE BOARD OF DIRECTORS

           4A            For        For     ELECTION TO THE BOARD OF DIRECTORS OF: WERNER J. BAUER

           4B            For        For     ELECTION TO THE BOARD OF DIRECTORS OF: FRANCISCO CASTANER

           4C            For        For     ELECTION TO THE BOARD OF DIRECTORS OF: LODEWIJK J.R.
                                            DE VINK

           05            For        For     ELECTION OF KPMG KLYNVELD PEAT MARWICK GOERDELER SA,
                                            ZURICH, AS GROUP AND PARENT COMPANY AUDITORS

           06            For        For     ELECTION OF ZENSOR REVISIONS AG, ZUG, AS SPECIAL AUDITORS

POPE & TALBOT, INC.                      POP                    ANNUAL MEETING DATE: 04/30/2004

ISSUER: 732827         CITY:                           HOLDINGS RECONCILIATION DATE: 03/10/2004

ISIN:                  COUNTRY: UNITED STATES                    VOTE DEADLINE DATE: 04/30/2004

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932119539 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     DIRECTOR

           02            For        For     THE PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP TO
                                            CONTINUE AS INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
                                            FOR THE YEAR 2004.

ALBANY INTERNATIONAL CORP.                 AIN                  ANNUAL MEETING DATE: 05/06/2004

ISSUER: 012348           CITY:                         HOLDINGS RECONCILIATION DATE: 03/08/2004

ISIN:                    COUNTRY: UNITED STATES                  VOTE DEADLINE DATE: 05/06/2004

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932110860 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           A                        For     DIRECTOR

                      Withheld              FRANK R. SCHMELER
                      Withheld              THOMAS R. BEECHER, JR.
                      Withheld              FRANCIS L. MCKONE
                         For                BARBARA P. WRIGHT
                         For                JOSEPH G. MORONE
                      Withheld              CHRISTINE L. STANDISH
                         For                ERLAND E. KAILBOURNE
                      Withheld              JOHN C. STANDISH
                         For                HUGH J. MURPHY

           B             For        For     APPROVAL OF DIRECTORS  ANNUAL RETAINER PLAN

AMERICAN TOWER CORPORATION                 AMT                  ANNUAL MEETING DATE: 05/06/2004

ISSUER: 029912           CITY:                         HOLDINGS RECONCILIATION DATE: 03/30/2004

ISIN:                    COUNTRY: UNITED STATES                  VOTE DEADLINE DATE: 05/06/2004

SEDOL:
-----------------------------------------------------------------------------------------------

ProxyEdge -  Vote Summary by Account
Meeting Date Range: 07/01/2003 to 06/30/2004             Report Date: 07/27/2004
Selected Accounts: sequoia                                          Page 8 of 12

VOTE GROUP: GLOBAL
AGENDA: 932127714 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01                       For     DIRECTOR

                         For                RAYMOND P. DOLAN
                         For                CAROLYN F. KATZ
                      Withheld              FRED R. LUMMIS
                         For                PAMELA D.A. REEVE
                         For                JAMES D. TAICLET, JR.

           02            For        For     RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE
                                            LLP AS INDEPENDENT AUDITORS FOR 2004.

KANSAS CITY SOUTHERN                       KSU                  ANNUAL MEETING DATE: 05/06/2004

ISSUER: 485170          CITY:                          HOLDINGS RECONCILIATION DATE: 03/08/2004

ISIN:                   COUNTRY: UNITED STATES                   VOTE DEADLINE DATE: 05/06/2004

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932112218 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     DIRECTOR

           02            For        For     RATIFICATION OF THE AUDIT COMMITTEE S SELECTION OF
                                            KPMG LLP AS KCS S INDEPENDENT ACCOUNTANTS FOR 2004.

KAYDON CORPORATION                         KDN                  ANNUAL MEETING DATE: 05/07/2004

ISSUER: 486587          CITY:                          HOLDINGS RECONCILIATION DATE: 03/10/2004

ISIN:                   COUNTRY: UNITED STATES                   VOTE DEADLINE DATE: 05/07/2004

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932130331 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     DIRECTOR

           02            For        For     RATIFICATION OF THE APPOINTMENT OF THE COMPANY S INDEPENDENT
                                            AUDITORS FOR 2004.

SOTHEBY'S HOLDINGS, INC.                   BID                  ANNUAL MEETING DATE: 05/07/2004

ISSUER: 835898           CITY:                         HOLDINGS RECONCILIATION DATE: 03/26/2004

ISIN:                    COUNTRY: UNITED STATES                  VOTE DEADLINE DATE: 05/07/2004

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932149342 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     DIRECTOR

           02            For        For     RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE
                                            LLP AS INDEPENDENT AUDITORS FOR 2004.

ProxyEdge -  Vote Summary by Account
Meeting Date Range: 07/01/2003 to 06/30/2004             Report Date: 07/27/2004
Selected Accounts: sequoia                                          Page 9 of 12

ITT INDUSTRIES, INC.                       ITT                  ANNUAL MEETING DATE: 05/11/2004

ISSUER: 450911          CITY:                          HOLDINGS RECONCILIATION DATE: 03/19/2004

ISIN:                   COUNTRY: UNITED STATES                   VOTE DEADLINE DATE: 05/11/2004

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932132664 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           B             For        For     RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS

           A             For        For     DIRECTOR

SMURFIT-STONE CONTAINER CORPORATION       SSCC                  ANNUAL MEETING DATE: 05/12/2004

ISSUER: 832727           CITY:                         HOLDINGS RECONCILIATION DATE: 03/15/2004

ISIN:                    COUNTRY: UNITED STATES                  VOTE DEADLINE DATE: 05/12/2004

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932132537 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
------------------------------------------------------------------------------------------------------------------------
           01            For        For     DIRECTOR

           02            For        For     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP
                                            AS INDEPENDENT AUDITORS FOR THE COMPANY FOR 2004.

           03            For        For     SMURFIT-STONE CONTAINER CORPORATION 2004 LONG TERM
                                            INCENTIVE PLAN.

           04            For        For     SMURFIT-STONE CONTAINER CORPORATION NON-EMPLOYEE DIRECTOR
                                            DEFERRED COMPENSATION PLAN

           05          Against    Against   STOCKHOLDER PROPOSAL

PREMCOR INC.                              PCO                   ANNUAL MEETING DATE: 05/18/2004

ISSUER: 74045Q          CITY:                          HOLDINGS RECONCILIATION DATE: 03/23/2004

ISIN:                   COUNTRY: UNITED STATES                   VOTE DEADLINE DATE: 05/18/2004

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932122079 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     DIRECTOR

           02            For        For     PROPOSAL TO AMEND THE PREMCOR 2002 EQUITY INCENTIVE
                                            PLAN.

           03            For        For     PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE
                                            LLP AS INDEPENDENT AUDITORS OF PREMCOR INC. FOR THE
                                            FISCAL YEAR ENDING DECEMBER 31, 2004.

NATIONAL-OILWELL, INC.                     NOI                  ANNUAL MEETING DATE: 05/19/2004

ISSUER: 637071          CITY:                          HOLDINGS RECONCILIATION DATE: 03/22/2004

ISIN:                   COUNTRY: UNITED STATES                   VOTE DEADLINE DATE: 05/19/2004


ProxyEdge -  Vote Summary by Account
Meeting Date Range: 07/01/2003 to 06/30/2004             Report Date: 07/27/2004
Selected Accounts: sequoia                                         Page 10 of 12

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932131232 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     DIRECTOR

HASBRO, INC.                               HAS                  ANNUAL MEETING DATE: 05/20/2004

ISSUER: 418056          CITY:                          HOLDINGS RECONCILIATION DATE: 03/31/2004

ISIN:                   COUNTRY: UNITED STATES                   VOTE DEADLINE DATE: 05/20/2004

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932145091 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01             For       For     DIRECTOR

           02             For       For     APPROVAL OF 2004 SENIOR MANAGEMENT ANNUAL PERFORMANCE
                                            PLAN.

           03             For       For     RATIFICATION OF KPMG LLP AS THE COMPANY S INDEPENDENT
                                            AUDITOR FOR THE 2004 FISCAL YEAR.

           04           Against   Against   SHAREHOLDER PROPOSAL HASBRO - GLOBAL HUMAN RIGHTS STANDARDS.

WEATHERFORD INTERNATIONAL LTD.             WFT                  ANNUAL MEETING DATE: 05/25/2004

ISSUER: G95089                 CITY:                   HOLDINGS RECONCILIATION DATE: 04/06/2004

ISIN:                          COUNTRY: UNITED STATES            VOTE DEADLINE DATE: 05/25/2004

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932137967 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     DIRECTOR

           02            For        For     APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS
                                            FOR THE YEAR ENDING DECEMBER 31, 2004, AND AUTHORIZATION
                                            OF THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO
                                            SET ERNST & YOUNG LLP S REMUNERATION.

GRAFTECH INTERNATIONAL LTD.                GTI                  ANNUAL MEETING DATE: 05/26/2004

ISSUER: 384313           CITY:                         HOLDINGS RECONCILIATION DATE: 03/29/2004

ISIN:                    COUNTRY: UNITED STATES                  VOTE DEADLINE DATE: 05/26/2004

SEDOL:

-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932154951 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           A             For        For     DIRECTOR

           B           Against    Against   THE STOCKHOLDER PROPOSAL REGARDING REINSTATEMENT OF
                                            CERTAIN RETIREE LIFE AND MEDICAL BENEFITS.

ProxyEdge -  Vote Summary by Account
Meeting Date Range: 07/01/2003 to 06/30/2004             Report Date: 07/27/2004
Selected Accounts: sequoia                                         Page 11 of 12

SYNOPSYS, INC.                            SNPS                  ANNUAL MEETING DATE: 05/26/2004

ISSUER: 871607          CITY:                          HOLDINGS RECONCILIATION DATE: 04/07/2004

ISIN:                   COUNTRY: UNITED STATES                   VOTE DEADLINE DATE: 05/26/2004

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932145609 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01                       For     DIRECTOR

                         For                AART J. DE GEUS
                         For                ANDY D. BRYANT
                         For                CHI-FOON CHAN
                         For                BRUCE R. CHIZEN
                         For                DEBORAH A. COLEMAN
                         For                A. RICHARD NEWTON
                      Withheld              SASSON SOMEKH
                         For                ROY VALLEE
                         For                STEVEN C. WALSKE

           02          Against      For     PROPOSAL TO APPROVE AN AMENDMENT TO THE COMPANY S
                                            1994 NON- EMPLOYEE DIRECTORS STOCK OPTION PLAN TO
                                            EXTEND THE TERM OF SUCH PLAN BY FIVE YEARS.

           03            For        For     PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS
                                            INDEPENDENT AUDITORS OF SYNOPSYS FOR FISCAL 2004.

TEEKAY SHIPPING CORPORATION                TK                   ANNUAL MEETING DATE: 06/01/2004

ISSUER: Y8564W           CITY:                         HOLDINGS RECONCILIATION DATE: 04/02/2004

ISIN:                    COUNTRY: UNITED STATES                  VOTE DEADLINE DATE: 06/01/2004

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932171262 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     DIRECTOR

           02            For        For     RATIFY THE SELECTION OF ERNST & YOUNG LLP, CHARTERED
                                            ACCOUNTANTS, AS THE COMPANY S INDEPENDENT AUDITORS
                                            FOR THE FISCAL YEAR ENDING DECEMBER 31, 2004.

CORE LABORATORIES N.V.                     CLB                  ANNUAL MEETING DATE: 06/02/2004

ISSUER: N22717          CITY:                          HOLDINGS RECONCILIATION DATE: 04/26/2004

ISIN:                   COUNTRY: UNITED STATES                   VOTE DEADLINE DATE: 06/02/2004

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932168075 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     DIRECTOR

           02            For        For     CONFIRMATION AND ADOPTION OF ANNUAL ACCOUNTS

           03            For        For     APPROVAL OF CANCELLATION OF 10% OF OUR ISSUED SHARE
                                            CAPITAL.

ProxyEdge -  Vote Summary by Account
Meeting Date Range: 07/01/2003 to 06/30/2004             Report Date: 07/27/2004
Selected Accounts: sequoia                                         Page 12 of 12

           04            For        For     APPROVAL OF EXTENSION OF AUTHORITY OF MANAGEMENT BOARD
                                            TO REPURCHASE UP TO 10% OF THE ISSUED SHARE CAPITAL
                                            OF THE COMPANY UNTIL DECEMBER 1, 2005.

           05            For        For     APPROVAL OF EXTENSION OF AUTHORITY OF SUPERVISORY
                                            BOARD TO ISSUE SHARES AND/OR TO GRANT RIGHTS (INCLUDING
                                            OPTIONS TO PURCHASE) WITH RESPECT TO OUR COMMON AND/OR
                                            PREFERENCE SHARES UNTIL JUNE 1, 2009.

           06            For        For     APPROVAL OF EXTENSION OF AUTHORITY OF SUPERVISORY
                                            BOARD TO LIMIT OR ELIMINATE PREEMPTIVE RIGHTS OF HOLDERS
                                            OF COMMON SHARES UNTIL JUNE 1, 2009.

           07            For        For     RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS
                                            LLP AS THE COMPANY S INDEPENDENT PUBLIC ACCOUNTANTS
                                            FOR THE YEAR ENDED DECEMBER 31, 2004.

BIOGEN IDEC INC.                           BIIB                 ANNUAL MEETING DATE: 06/16/2004

ISSUER: 09062X          CITY:                          HOLDINGS RECONCILIATION DATE: 04/20/2004

ISIN:                   COUNTRY: UNITED STATES                   VOTE DEADLINE DATE: 06/16/2004

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932168734 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     DIRECTOR

           02            For        For     TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS
                                            LLP AS THE COMPANY S INDEPENDENT ACCOUNTANTS FOR THE
                                            FISCAL YEAR ENDING DECEMBER 31, 2004.

EMMIS COMMUNICATIONS CORPORATION          EMMS                  ANNUAL MEETING DATE: 06/30/2004

ISSUER: 291525           CITY:                         HOLDINGS RECONCILIATION DATE: 04/23/2004

ISIN:                    COUNTRY: UNITED STATES                  VOTE DEADLINE DATE: 06/30/2004

SEDOL:
-----------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
AGENDA: 932187710 -MANAGEMENT

    Proposal Number   Vote Cast     MRV     Proposal
---------------------------------------------------------------------------------------------------------------------------
           01            For        For     DIRECTOR

           02            For        For     PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG
                                            LLP AS INDEPENDENT AUDITORS.

           03            For        For     PROPOSAL TO APPROVE THE EMMIS COMMUNICATIONS CORPORATION
                                            2004 EQUITY COMPENSATION PLAN.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                     UBS Sequoia Fund L.L.C.
          ----------------------------------------------------------------------

By (Signature and Title)*           /s/ Mitchell Tanzman
                           -----------------------------------------------------
                               Mitchell Tanzman, Chief Executive Officer
                               (Principal Executive Officer)

Date            August 13, 2004
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.